Inventories	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Inventories

9.      Inventories

	As at September 30,
	2024 $	2023 $
Raw materials	164,159	942,860
Finished goods	303,185	304,086
	467,344	1,246,946

Inventories recognized as cost of sales expense in the net loss from discontinued operations for the years ended September 30, 2024, 2023 and 2022 was $2,571,054, $7,521,845 and $5,241,718, respectively. The Company recognized $1,078,324, $2,299,866 and $19,859 of inventory write-downs during the 12 months ended September 30, 2024, 2023 and 2022, respectively. The write-downs related to inventory obsolescence were recorded in the net loss from discontinued operations.